Offerings	Aug. 12, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	(1) Represents securities that may be offered and sold from time to time in one or more offerings by DiaMedica Therapeutics Inc. (2) There are being registered hereunder an indeterminate number of common shares, an indeterminate number of warrants to purchase common shares, and an indeterminate number of units, from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum offering price of the securities will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The securities registered hereunder also include an indeterminate number of common shares as may be issued upon exercise of warrants or pursuant to the anti-dilution provisions of any the securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, the common shares being registered hereunder include an indeterminate number of common shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.